Fair Value (Details 5) (Nonrecurring basis, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Total gains (losses) on assets measured at estimated fair values on a nonrecurring basis
Mortgage servicing rights at lower of amortized cost or fair value	$ (1,643)	$ (2,908)
Total gains on assets measured at estimated fair values on a nonrecurring basis	(1,643)	(2,908)
Level 3
Financial statement items measured at fair value on a nonrecurring basis
Mortgage servicing rights at lower of amortized cost or fair value	136,690	51,180
Total assets	136,690	51,180
Total
Financial statement items measured at fair value on a nonrecurring basis
Mortgage servicing rights at lower of amortized cost or fair value	136,690	51,180
Total assets	$ 136,690	$ 51,180